Derivative Financial Instruments - Summary of Fair Value of Derivative Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Current portion	$ 8.3	$ 1.4
Non-current	1.3	0.7
Liabilities
Current portion	(1.2)	(4.5)
Non-current	(8.7)
Net derivative financial instruments	$ (0.3)	$ (2.4)